Changes in Components of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Beginning Balance	¥ (36,263)	¥ (96,056)	¥ (96,180)
Net unrealized gains on investment in securities, net of tax of ¥(3,151) million in 2012, and ¥(8206) million in 2013, and ¥(9,529) million in 2014	18,566	17,955	7,442
Reclassification adjustment included in net income, net of tax of ¥1,463 million in 2012 and ¥1,997 million in 2013, and ¥4,255 million in 2014	(7,963)	(4,625)	(2,321)
Defined benefit pension plans, net of tax of ¥1,807 million in 2012 and ¥(2589) million in 2013, and ¥(1548)million in 2014	3,850	4,511	(3,294)
Reclassification adjustment included in net income, net of tax of ¥(33) million in 2012, and ¥(138) million in 2013, and ¥91 million in 2014	(278)	248	47
Foreign currency translation adjustments, net of tax of ¥(335) million in 2012, and ¥(5,254) million in 2013, and ¥1,739 million in 2014	35,366	47,428	(1,392)
Reclassification adjustment included in net income, net of tax of ¥0 million in 2012, and ¥(1,971) million in 2013, and ¥17 million in 2014	1,503	3,551	0
Net unrealized losses on derivative instruments, net of tax of ¥457 million in 2012, and and ¥288 million in 2013, and ¥31 million in 2014	572	(556)	(989)
Reclassification adjustment included in net income, net of tax of ¥198 million in 2012, and ¥ (328) million in 2013, and ¥ (298) million in 2014	915	824	(181)
Total other comprehensive income (loss)	52,531	69,336	(688)
Transaction with noncontrolling interests		89	20
Other Comprehensive Income Attributable to the Noncontrolling Interest	12,167	4,230	(517)
Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	4,099	5,224	(315)
Ending Balance	2	(36,263)	(96,056)
Net unrealized gains (losses) on investment in securities
Beginning Balance	28,974	16,145	11,503
Net unrealized gains on investment in securities, net of tax of ¥(3,151) million in 2012, and ¥(8206) million in 2013, and ¥(9,529) million in 2014	18,566	17,955	7,442
Reclassification adjustment included in net income, net of tax of ¥1,463 million in 2012 and ¥1,997 million in 2013, and ¥4,255 million in 2014	(7,963)	(4,625)	(2,321)
Total other comprehensive income (loss)	10,603	13,330	5,121
Transaction with noncontrolling interests		0	0
Other Comprehensive Income Attributable to the Noncontrolling Interest	926	501	479
Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	38,651	28,974	16,145
Defined benefit pension plans
Beginning Balance	(9,587)	(14,343)	(11,098)
Defined benefit pension plans, net of tax of ¥1,807 million in 2012 and ¥(2589) million in 2013, and ¥(1548)million in 2014	3,850	4,511	(3,294)
Reclassification adjustment included in net income, net of tax of ¥(33) million in 2012, and ¥(138) million in 2013, and ¥91 million in 2014	(278)	248	47
Total other comprehensive income (loss)	3,572	4,759	(3,247)
Transaction with noncontrolling interests		2	0
Other Comprehensive Income Attributable to the Noncontrolling Interest	213	1	(2)
Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	(6,228)	(9,587)	(14,343)
Foreign currency translation adjustments
Beginning Balance	(53,759)	(95,692)	(95,574)
Foreign currency translation adjustments, net of tax of ¥(335) million in 2012, and ¥(5,254) million in 2013, and ¥1,739 million in 2014	35,366	47,428	(1,392)
Reclassification adjustment included in net income, net of tax of ¥0 million in 2012, and ¥(1,971) million in 2013, and ¥17 million in 2014	1,503	3,551	0
Total other comprehensive income (loss)	36,869	50,979	(1,392)
Transaction with noncontrolling interests		87	20
Other Comprehensive Income Attributable to the Noncontrolling Interest	10,998	3,735	(979)
Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	4,099	5,224	(315)
Ending Balance	(31,987)	(53,759)	(95,692)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(1,891)	(2,166)	(1,011)
Net unrealized losses on derivative instruments, net of tax of ¥457 million in 2012, and and ¥288 million in 2013, and ¥31 million in 2014	572	(556)	(989)
Reclassification adjustment included in net income, net of tax of ¥198 million in 2012, and ¥ (328) million in 2013, and ¥ (298) million in 2014	915	824	(181)
Total other comprehensive income (loss)	1,487	268	(1,170)
Transaction with noncontrolling interests		0	0
Other Comprehensive Income Attributable to the Noncontrolling Interest	30	(7)	(15)
Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	¥ (434)	¥ (1,891)	¥ (2,166)